Share capital (Tables)	12 Months Ended
Jun. 30, 2020
Share capital.
Schedule of share capital

	2020	2019	2018
for the year ended 30 June	Rm	Rm	Rm
Issued share capital (as per statement of changes in equity)*	9 888	9 888	15 775

Number of shares
for the year ended 30 June	2020	2019	2018
Authorised
Sasol ordinary shares of no par value	1 127 690 590	1 127 690 590	1 127 690 590
Sasol preferred ordinary shares of no par value Sasol BEE	28 385 646	28 385 646	28 385 646
ordinary shares of no par value	158 331 335	158 331 335	158 331 335
	1 314 407 571	1 314 407 571	1 314 407 571
Issued
Shares issued at beginning of year	631 028 318	645 560 928	679 822 439
Issued in terms of the employee share schemes	1 337 439	1 566 581	1 776 361
Repurchase and cancellation of shares*	—	(16 085 199)	(43 503 454)
Issued in terms of Sasol Khanyisa	—	(13 992)	7 465 582
Shares issued at end of year	632 365 757	631 028 318	645 560 928
Comprising
Sasol ordinary shares of no par value	626 034 410	624 696 971	623 081 550
Sasol preferred ordinary shares of no par value Sasol BEE	—	—	16 085 199
ordinary shares of no par value	6 331 347	6 331 347	6 394 179
	632 365 757	631 028 318	645 560 928
Unissued shares
Sasol ordinary shares of no par value	501 656 180	502 993 619	504 609 040
Sasol preferred ordinary shares of no par value Sasol BEE	28 385 646	28 385 646	12 300 447
ordinary shares of no par value	151 999 988	151 999 988	151 937 156
	682 041 814	683 379 253	668 846 643

*At 30 June 2020, 13 969 621 shares (2019- 13 969 621 shares) were held by the Sasol Foundation Trust and the Sasol Khanyisa Employee Share Ownership Plan.